Long Term Investments (Details) $ in Thousands						12 Months Ended
	Mar. 20, 2024 CNY (¥)	Mar. 14, 2024 CNY (¥)	Sep. 06, 2023 USD ($)	Jul. 19, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jul. 08, 2025 CNY (¥)	Jun. 18, 2025 CNY (¥)	Apr. 21, 2025 CNY (¥)	Mar. 12, 2024 CNY (¥)	Mar. 06, 2024 CNY (¥)	Sep. 06, 2023 CNY (¥)	Sep. 06, 2023 USD ($)	Aug. 15, 2023 CNY (¥)	Jul. 03, 2023 CNY (¥)	Jun. 19, 2023 CNY (¥)	Jan. 17, 2023 CNY (¥)	Dec. 19, 2022 CNY (¥)	Dec. 09, 2022 CNY (¥)	May 06, 2022 CNY (¥)	Dec. 23, 2021 CNY (¥)	Dec. 08, 2021 CNY (¥)	Oct. 09, 2021 CNY (¥)	May 27, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long Term Investments [Line Items]
Principal refund amount								¥ 444	¥ 444
Share of gain								77
Impairment loss						¥ 186,170,000	$ 26,622
Shares of gain (loss) on equity method investment								4,573,000
Principal refund (in Dollars) | $							149,972
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest																												¥ 5,000,000
Equity interest, ownership percentage																												1.70%
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investments [Line Items]
Investment for equity interest																											¥ 10,000,000
Equity interest, ownership percentage																											4.44%
Liujiaoshou Drink Co., Ltd., [Member]
Long Term Investments [Line Items]
Investment for equity interest																									¥ 2,925,000
Equity interest, ownership percentage																									19.50%
Impairment loss								2,925,000
Valley Hongyuan (Hangzhou) Technology Partnership LP [Member]
Long Term Investments [Line Items]
Investment for equity interest					¥ 2,000,000
Equity interest, ownership percentage																							14.28%
Impairment loss					¥ 2,000,000
Investment amount under agreement																							¥ 5,000,000
Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP [Member]
Long Term Investments [Line Items]
Investment for equity interest																						¥ 5,000,000
Equity interest, ownership percentage																						1.12%
Chengdu Tianfu [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage																						0.9823%
Banyou Century (Hangzhou) Technology Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest																					¥ 25,000,000
Equity interest, ownership percentage																		19.2308%			7.6923%
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage													6.00%					11.5385%
Investment amount under agreement													¥ 13,500,000					¥ 37,500,000								¥ 150,000,000
Payments for purchase of equity interest		¥ 13,500,000		¥ 37,500,000
Shares of gain (loss) on equity method investment						¥ 9,356,000	1,338	(1,169,000)	(30,666,000)
Hainan Jiuhe Huiyuan No.1 Fund Partnership [Member]
Long Term Investments [Line Items]
Investment for equity interest												¥ 5,000,000								¥ 3,500,000
Equity interest, ownership percentage						5.296%																				3.26%
Investment amount under agreement																										¥ 8,500,000
Zhejiang Mengxiang Zhixing Cultural Technology Co Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest	¥ 4,000,000													¥ 4,000,000					¥ 1,000,000
Equity interest, ownership percentage														14.50%					5.00%
Impairment loss	¥ 5,000,000
Zhejiang Yuanlai Spacetime Cultural Technology Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest								500,000									¥ 500,000
Equity interest, ownership percentage																	5.00%
Shenzhen Leyishang E-commerce Co., Ltd [Member]
Long Term Investments [Line Items]
Investment for equity interest																								¥ 2,000,000
Equity interest, ownership percentage											2.25%													10.00%
Investment amount under agreement											¥ 1,000,000
Shenzhen Leyishang [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage											12.25%
DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage															30.00%	30.00%
Investment amount under agreement															¥ 21,384,000	$ 3,000
Shares of gain (loss) on equity method investment							61	¥ 425,000	¥ 739,000
Nanjing Haihonghui Venture Capital Investment Fund Partnership [Member]
Long Term Investments [Line Items]
Equity interest, ownership percentage						83.28%				83.28%
Investment amount under agreement						¥ 150,000,000				¥ 150,000,000
Shares of gain (loss) on equity method investment						¥ 219,000	$ 31
Tranches [Member] | DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Payments for purchase of equity interest | $			$ 1,000
One Tranches [Member] | DVCC TECHNOLOGY L.L.C [Member]
Long Term Investments [Line Items]
Payments for purchase of equity interest | $			$ 2,000